Receivable from Omnibus Accounts (Payable to Users), Net (Tables)	12 Months Ended
Dec. 31, 2025
Receivable from Omnibus Accounts (Payable to Users), Net [Abstract]
Schedule of Receivable From Omnibus Accounts (Payable To Users), Net
	December 31,
	2025	2024

Users’ equity	(16,055,650)	(14,262,633)
Less - segregated user funds	15,974,640	14,209,606
Payable to users, net	(81,010)	(53,027)